Income taxes - Components of Tax Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Current tax
Tax expense for current year	$ 3,351	$ 3,261
Adjustments for prior years	(212)	(22)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(11)
Current tax expense income after adjustments	3,128	3,239
Deferred tax
Origination and reversal of temporary difference	28	(32)
Effects of changes in tax rates	148	(8)
Adjustments for prior years	152	5
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(127)
Write-down (reversal of a previous write-down)		(1)
Deferred tax expense income after adjustments	201	(36)
Income taxes (recoveries)	3,329	3,203
Other comprehensive income
Net unrealized gains (losses) on available-for-sale securities		62
Reclassification of net losses (gains) on available-for-sale securities to income		(38)
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	12
Provision for credit losses recognized in income	(5)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(52)
Unrealized foreign currency translation gains (losses)	2	(3)
Net foreign currency translation gains (losses) from hedging activities	(77)	142
Net gains (losses) on derivatives designated as cash flow hedges	84	195
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	8	(3)
Remeasurements of employee benefit plans	256	273
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	45	(124)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(5)
Share-based compensation awards	15	(35)
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity	283	469
Total income taxes	$ 3,612	$ 3,672